Goodwill and acquisition-related intangibles (Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 924,000,000	$ 926,000,000
Adjustments		(2,000,000)
Additions from acquisitions	3,528,000,000
Goodwill, ending balance	4,452,000,000	924,000,000
Impairment of goodwill	0	0
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	342,000,000
2013	335,000,000
2014	321,000,000
2015	319,000,000
2016	318,000,000
Thereafter	1,265,000,000
Analog [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	630,000,000	638,000,000
Adjustments		(8,000,000)
Additions from acquisitions	3,528,000,000
Goodwill, ending balance	4,158,000,000	630,000,000
Embedded Processing [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	172,000,000	172,000,000
Adjustments		0
Additions from acquisitions	0
Goodwill, ending balance	172,000,000	172,000,000
Wireless [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	90,000,000	82,000,000
Adjustments		8,000,000
Additions from acquisitions	0
Goodwill, ending balance	90,000,000	90,000,000
Other [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	32,000,000	34,000,000
Adjustments		(2,000,000)
Additions from acquisitions	0
Goodwill, ending balance	$ 32,000,000	$ 32,000,000